Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended							9 Months Ended	1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2002	Dec. 31, 2014	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Deferred acquisition costs, amortization period	20 years
Intangible assets, amortization period	5 years
Traditional life products, life reserve interest assumptions range, minimum	2.30%
Traditional life products, life reserve interest assumptions range, maximum	6.00%
LTC reserve interest assumptions range	5.00%
LTC reserve interest assumptions range	6.00%
Fair value of equity securities, percentage below average cost at the end of quarter to be considered other-than-temporarily impaired	20.00%
Property and equipment, net of accumulated depreciation	$ 142,774		$ 146,242					$ 142,774	$ 142,774
Property and equipment, accumulated depreciation	122,319		110,880					122,319	122,319
Loan to parent company							250,000
Capital contribution							650,000
Acquisition cost capitalized	1,349,236	[1]	812,006	[1]	737,390	[1]
Change in income from operation before income taxes					38,503
At fair value through income	41,223		40,416					41,223	41,223
Purchase of available-for-sale fixed-maturity securities	15,498,964		9,176,417		7,804,813
Sale and other redemptions of fixed-maturity securities	4,264,652		5,822,778		7,087,767
DAC, DSI, and VOBA amortization					710,549
Restatement Adjustment
Significant Accounting Policies [Line Items]
At fair value through income	41,223		40,416					41,223	41,223
Change in fair value of assets and liabilities	687
Cumulative net unrealized gains			299		1,282
Purchase of available-for-sale fixed-maturity securities	9,156		14,075		27,280
Sale and other redemptions of fixed-maturity securities	8,500		8,306		20,700
Annuity policies issued prior to 2010
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes								(165,790)
Annuity policies issued after 2010
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes									(45,623)
Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit
Significant Accounting Policies [Line Items]
Stochastically generated investment performance scenarios	100		100					100	100
Mean investment performance assumption	6.50%		6.50%					6.50%	6.50%
Volatility assumption	13.40%		13.40%					13.40%	13.40%
Mortality assumption	90% of the Annuity		93.3% of the Annuity
Lapse rates, spike rates	40.00%		40.00%					40.00%	40.00%
Lapse rates, ultimate rate	15.00%		15.00%					15.00%	15.00%
Description of discount rates	Discount rates vary by contract type and equal an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.		Discount rates vary by contract type and equal an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.
Guaranteed Minimum Accumulation And Withdrawal Benefit
Significant Accounting Policies [Line Items]
Stochastically generated investment performance scenarios	1,000		1,000					1,000	1,000
Mortality assumption	90% of the Annuity		93.3% of the Annuity
Lapse rates, spike rates	40.00%		40.00%					40.00%	40.00%
Lapse rates, ultimate rate	15.00%		15.00%					15.00%	15.00%
Volatility assumption period	1 year		1 year
Guaranteed Minimum Death Benefit
Significant Accounting Policies [Line Items]
Cap rate of premium	150.00%
Guaranteed Minimum Death Benefit | With no cap
Significant Accounting Policies [Line Items]
Rollup interest rates	5.00%
Guaranteed Minimum Death Benefit | With a cap of 150% of premium
Significant Accounting Policies [Line Items]
Rollup interest rates	3.00%
Other products
Significant Accounting Policies [Line Items]
Mortality assumption	50.0% of the Annuity		50.0% of the Annuity
Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	3 years
Fair value of securities loaned to be maintained as collateral	102.00%							102.00%	102.00%
Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	7 years
Preoperating and start-up costs
Significant Accounting Policies [Line Items]
Amortization of capitalized cost	2,275		2,275		2,275
Amortization cost of company headquarter	2,115		2,104		2,104
Buildings
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	39 years
Previous Policy
Significant Accounting Policies [Line Items]
Acquisition cost capitalized					820,993
Change in Accounting Method Accounted for as Change in Estimate
Significant Accounting Policies [Line Items]
Change in valuation reserves for DAC, DSI, and VOBA					$ (288,822)

[1]	Reflects prospective adoption of new acquisition cost guidance in 2012. See note 2 for adoption impact.